PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Sensitivity Analysis on Defined Benefit Obligations (Details) - Actuarial assumption of discount rates € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption	0.50%
50 bp increase in discount rates	€ (46)
50 bp decrease in discount rates	52
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(6)
50 bp decrease in discount rates	7
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(5)
50 bp decrease in discount rates	5
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(16)
50 bp decrease in discount rates	17
United States
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(19)
50 bp decrease in discount rates	€ 23